Prepaid Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses [Abstract]
Impairment of prepaid expenses	$ 3,968,211